Flight Equipment Held For Operating Leases, Net	12 Months Ended
Dec. 31, 2016
Flight Equipment Held For Operating Leases, Net [Abstract]
Flight Equipment Held For Operating Leases, Net

6. Flight equipment held for operating leases, net

Movements in flight equipment held for operating leases during the years ended December 31, 2016 and 2015 were as follows:

	Year Ended December 31,
	2016	2015
Net book value at beginning of period	$32,219,494	$31,984,668
Additions	3,863,905	3,604,122
Depreciation	(1,753,574)	(1,803,125)
Impairment (Note 25)	(78,335)	(16,322)
AeroTurbine restructuring (Note 26)	(15,392)	(22,402)
Disposals/Transfers to held for sale	(2,246,825)	(1,325,626)
Transfers from held for sale	24,393	—
Transfers to net investment in finance and sales-type leases/inventory	(530,093)	(201,821)
Transfers from net investment in finance and sales-type leases	18,400	—
Net book value at end of period	$31,501,973	$32,219,494
Accumulated depreciation as of December 31, 2016 and 2015, respectively	$(5,086,611)	$(3,934,685)